Consolidated Balance Sheets (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 44.6	$ 36.6	$ 88.0
Accounts receivable, net of allowance for doubtful accounts	1,178.3	1,091.5	1,006.7
Merchandise inventory	348.9	292.8	257.8
Miscellaneous receivables	187.7	192.8	127.8
Deferred income taxes	50.6	52.8	40.0
Prepaid expenses and other	56.7	35.8	37.5
Total current assets	1,866.8	1,702.3	1,557.8
Property and equipment, net	150.8	158.1	165.8
Goodwill	2,210.3	2,209.1	2,207.4
Other intangible assets, net	1,712.9	1,791.2	1,951.4
Deferred financing costs, net	76.5	79.7	91.2
Fair value of interest rate cap agreements	2.4	1.2
Other assets	2.2	2.2	2.4
Total assets	6,021.9	5,943.8	5,976.0
Liabilities and Shareholders' Deficit
Accounts payable - trade	654.7	537.1	267.3
Accounts payable-inventory financing	118.0	28.2	25.0
Current maturities of long-term debt and capital leases		132.6	22.6
Fair value of interest rate swap agreements		2.8	68.7
Deferred revenue	49.0	28.6	28.9
Accrued expenses:
Compensation	77.8	91.3	63.5
Interest	51.8	64.3	50.0
Sales taxes	19.6	23.2	19.9
Advertising	31.4	27.0	16.3
Income taxes	5.4	4.2
Other	83.4	87.6	72.3
Total current liabilities	1,091.1	1,026.9	634.5
Long-term liabilities:
Debt and capital leases	4,226.0	4,157.4	4,599.3
Deferred income taxes	711.2	730.3	694.7
Fair value of interest rate swap agreements			1.9
Accrued interest	14.5	32.3	45.6
Other liabilities	48.4	40.4	44.7
Total long-term liabilities	5,000.1	4,960.4	5,386.2
Commitments and contingencies
Shareholders' deficit:
Paid-in capital	2,175.2	2,166.7	2,155.4
Accumulated deficit	(2,247.2)	(2,208.0)	(2,178.8)
Accumulated other comprehensive income (loss)	2.7	(2.2)	(21.3)
Total shareholders' deficit	(69.3)	(43.5)	(44.7)
Total liabilities and shareholders' deficit	6,021.9	5,943.8	5,976.0
Class A Common Shares [Member]
Shareholders' deficit:
Common shares
Class B Common Shares [Member]
Shareholders' deficit:
Common shares